CHANGES IN ACCOUNTING POLICIES AND STANDARDS	12 Months Ended
Dec. 31, 2017
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
CHANGES IN ACCOUNTING POLICIES AND STANDARDS
CHANGES IN ACCOUNTING POLICIES AND STANDARDS

a)	Application of new or amended accounting standards effective January 1, 2017
New or amended standards adopted in the Company’s consolidated financial statements.
The Company has adopted the following new or amended IFRS standards for annual periods beginning on or after January 1, 2017. The Company has determined there to be no material impact on the consolidated financial statements upon adoption:
IAS 7 – Statement of Cash Flows; and

•	IAS 12 – Income Taxes.

b)	Future accounting standards and interpretations
A number of new IFRS standards, and amendments to standards and interpretations, are not yet effective for the year ended December 31, 2017, and have not been applied in preparing these consolidated financial statements.
The Company has evaluated or is currently evaluating the impact the following standards are expected to have on its consolidated financial statements:

i.	New or amended standards effective January 1, 2018 and thereafter.

•	IFRS 9 – Financial Instruments;

•	IFRS 15 – Revenue from Contracts with Customers; and

•	IFRS 16 – Leases.
In July 2014, the IASB issued the final version of IFRS 9 “Financial Instruments” (“IFRS 9”), which replaces IAS 39 “Financial Instruments: Recognition and Measurement” (“IAS 39”). IFRS 9 is effective for annual periods beginning on or after January 1, 2018.
IFRS 9 provides a revised model for classification and measurement of financial assets, including a new “expected credit loss” impairment model. The revised model for classifying financial assets results in classification according to their contractual cash flow characteristics and the business models under which they are held. IFRS 9 introduces a reformed approach to hedge accounting. IFRS 9 also largely retains the existing requirements in IAS 39 for the classification of financial liabilities.
The Company will adopt IFRS 9 for the annual period beginning January 1, 2018 on a retrospective basis, using certain available transitional provisions.
The Company has completed its assessment of the impact of IFRS 9 and does not expect the new standard to have a material impact on the consolidated financial statements.
In May 2014, the IASB issued IFRS 15 “Revenue from Contracts with Customers” (“IFRS 15”). IFRS 15 replaces IAS 11 “Construction Contracts”, IAS 18 “Revenue”, IFRIC 13 “Customer Loyalty Programmes”, IFRIC 15 “Agreements for the Construction of Real Estate”, IFRIC 18 “Transfer of Assets from Customers” and SIC 31 “Revenue - Barter Transactions Involving Advertising Services”, and is effective for annual periods beginning on or after January 1, 2018.
The standard contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract‐based five‐step analysis of transactions to determine whether, how much and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized.
The Company will adopt IFRS 15 for the annual period beginning January 1, 2018 using the modified retrospective approach. Under this approach, the Company will recognize transitional adjustments in retained earnings on the date of adoption (January 1, 2018), without restating the comparative financial statements on a retrospective basis.
The Company has completed its assessment of the impact of IFRS 15 and does not expect the new standard to have a material impact on the consolidated financial statements and there is no material impact at January 1, 2018.
IFRS 16 was issued by the IASB on January 13, 2016, and will replace IAS 17, Leases. The new Standard will bring most leases on-balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting however, remains largely unchanged and the distinction between operating and finance leases is retained. IFRS 16 is effective for annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted if IFRS 15, Revenue from Contracts with Customers, has been applied. The Company is currently evaluating the impact of IFRS 16 on its consolidated financial statements.